Separation Transactions (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 03, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Share-based payment arrangement, accelerated cost	$ 21.0
Accrued payroll taxes	$ 17.3
Stock issued during period, shares, new issues (in shares)	13,553,681
Share-based payment arrangement, decrease for tax withholding obligation	$ 50.6
Cumulative dividends		$ 34.1
Stock repurchased and retired during period (in shares)	97,327,049
Common stock, shares, issued (in shares)		117,914,754	194,545,370
Common stock, shares, outstanding (in shares)		117,914,754	194,545,370
Accrued professional fees		$ 28.6
Revaluation of Fidelis MGU		$ 1,707.1	$ 0.0	$ 0.0
Group | Fidelis MGU
Related Party Transaction [Line Items]
Subsidiary, ownership percentage, noncontrolling owner	9.90%
Consolidation, less than wholly owned subsidiary, parent ownership interest, changes, sale of interest by parent	$ 1,775.0
Accrued payroll taxes	17.3
Noncontrolling interest, decrease from redemptions or purchase of interests	$ 67.9
Stock repurchased and retired during period (in shares)	97,327,049
Common stock, shares, issued (in shares)		110,771,897
Common stock, shares, outstanding (in shares)		110,771,897
Accrued professional fees		$ 28.6
Consolidation, less than wholly owned subsidiary, parent ownership interest, changes, net	$ 1,639.1
Consolidation, less than wholly owned subsidiary, parent ownership interest, changes, additional interest issued to parent	68.0
Deferred compensation arrangement with individual, compensation expense	21.0
Group | Fidelis MGU | Minimum
Related Party Transaction [Line Items]
Consolidation, less than wholly owned subsidiary, parent ownership interest, changes, sale of interest by parent	1,700.0
Group | Fidelis MGU | Maximum
Related Party Transaction [Line Items]
Consolidation, less than wholly owned subsidiary, parent ownership interest, changes, sale of interest by parent	$ 1,900.0